Restricted Cash	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Restricted Cash

3. Restricted cash

Restricted cash mainly represents (i) cash held by the consolidated trusts through segregated bank accounts; (ii) time deposits that are pledged for short-term bank loans; (iii) security deposits held in designated bank accounts for the provision of guarantee. Such restricted cash is not available to fund the general liquidity needs of the Company.